Long- Term Investments - Schedule of Long- Term Investments (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Equity method investments:
Total		¥ 5,991	$ 824	¥ 5,564	$ 784	¥ 5,383
Shanghai Three Drivers Culture Media Co., Limited (“STDC”) [Member]
Equity method investments:
Shanghai Three Drivers Culture Media Co., Limited (“STDC”)	[1]			¥ 5,564		¥ 5,383

[1]	On September 3, 2018, TuanChe Internet invested RMB4,000 in cash for a 40% equity interest in STDC that operates a car media business. On June 30, 2021, the Group made additional investment of RMB2,250 and the ownership in STDC increased to 49%. The Group applies the equity method of accounting to the investment in STDC, over which it has significant influence but does not own a majority equity interest or otherwise control. As of December 31, 2022 and 2023, the carrying value of equity investment for using equity method were RMB5,383 and RMB5,564, respectively. For the years ended December 31, 2021, 2022 and 2023, the change in profit and loss of equity investment for using equity method were profit of RMB258, RMB26 and RMB181, respectively.